Share-Based Compensation and Employee Benefit Plans - Additional Information (Details)						1 Months Ended			3 Months Ended	12 Months Ended					24 Months Ended	35 Months Ended	37 Months Ended
	May 05, 2017 USD ($) $ / shares shares	May 23, 2016 USD ($) shares	Apr. 25, 2016 $ / shares	Jan. 02, 2015 USD ($) shares	Aug. 26, 2011	Jan. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Oct. 31, 2011	Feb. 27, 2015 USD ($) $ / shares	Aug. 25, 2017 USD ($) $ / shares shares	Aug. 26, 2016 USD ($) $ / shares shares		Aug. 28, 2015 USD ($) $ / shares shares		Aug. 30, 2013	Aug. 25, 2017 USD ($) $ / shares shares	Sep. 23, 2014	May 04, 2017 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional ordinary shares	530,000,000
Share capital authorized, amount | $	$ 6,000,000																	$ 700,000
Shares, authorized	600,000,000									200,000,000	200,000,000					200,000,000		70,000,000
Shares, par value | $ / shares	$ 0.01									$ 0.03	$ 0.03					$ 0.03		$ 0.01
Shares issued and unissued	200,000,000																	600,000,000
Shares issued and unissued par value | $ / shares	$ 0.03																	$ 0.01
Stockholders reverse share split, description										1-for-3 reverse share split
Reverse stock split ratio	0.33
Employees maximum contribution for annual eligible compensation under 401(k) plan										60.00%
Contribution made by company under 401(k) plan | $										$ 1,100,000	$ 800,000		$ 800,000
Tender Offer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			2 years
Expiration term			10 years
Minimum exercise price to exchange certain outstanding and unexercised grants | $ / shares			$ 11.55
Options exercise price | $ / shares			$ 11.55
Terms of new replacement grants										(a) an exercise price of $11.55 per share, (b) a lower number of shares based on pre-determined formula, (c) a vesting schedule of 2 years with 50% vesting on first anniversary and the balance vesting quarterly over the second year, and (d) a new ten-year term.
Options cancelled		1,652,575
Options exchanged		811,277
Option modification charge | $		$ 2,700,000
Tender Offer | Vesting on First Anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Certain outstanding and unexercised grants, vesting percentage			50.00%
Option Exchange
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option modification charge | $				$ 500,000
Share-based compensation expense | $									$ 300,000
Option modification charge to be recognized over the remaining service period | $				$ 200,000
2017 Share Incentive Plan (SGH Plan)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares reserved for issuance										1,500,000	8,099,219					1,500,000
Ordinary shares available for grant										1,491,226	1,708,433					1,491,226
Options exercise price | $ / shares						$ 2.64				$ 2.68	$ 3.06		$ 2.64
Options cancelled										94,000	1,783,000	[1]	48,000
Options exchanged										506,000	925,000	[2]	1,825,000	[3]
Weighted average fair value of options granted | $ / shares										$ 7.14	$ 9.60		$ 6.75
Total intrinsic value of employee stock options exercised | $										$ 900,000	$ 400,000		$ 100,000
Unrecognized compensation costs related to stock options | $										$ 6,700,000	$ 8,200,000					$ 6,700,000
Escrow distribution declared date										Jan. 01, 2015
Strike price reduction, per share | $ / shares						$ 2.04
Aggregate strike price floor payments | $						$ 900,000
2017 Share Incentive Plan (SGH Plan) | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years
Cliff period										two year cliff and then monthly thereafter
Expiration term																10 years
Reduction of strike price | $ / shares									$ 2.04
Strike price floor | $ / shares									$ 2.64
Unrecognized compensation costs recognition period										2 years 5 months 20 days	1 year 11 months 2 days
2017 Share Incentive Plan (SGH Plan) | Options | After August 26, 2011 and Before September 23, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term																	8 years
2017 Share Incentive Plan (SGH Plan) | Tender Offer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options cancelled										1,653,000
Options exchanged										811,000
2017 Share Incentive Plan (SGH Plan) | Option Exchange
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exchanged				1,216,312						1,216,000
2017 Share Incentive Plan (SGH Plan) | RSAs and RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | $										$ 1,000,000	$ 40,000		30,000
Total fair value of shares vested | $										$ 2,000,000	16,000		$ 0
2011 Share Incentive Plan (Memory Plan)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options cancelled													73,000
2011 Share Incentive Plan (Memory Plan) | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period								4 years
Cliff period										two year cliff and then monthly thereafter
Expiration term								8 years
2011 Share Incentive Plan (Memory Plan) | Option Exchange
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options cancelled				5,570,580
2011 Share Incentive Plan (Storage Plan) | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period															4 years
Cliff period															two year
Expiration term															8 years
Memory Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation costs related to stock options | $										$ 0	0		$ 0			$ 0
Memory Plan | Option Exchange
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options cancelled				5,570,580
Storage Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation costs related to stock options | $										$ 0	$ 0		$ 0			$ 0
Additional cash payments in connection with Escrow Release | $							$ 1,100,000
Storage plan cancelled date										Feb. 12, 2015

[1]	Includes 1,653 shares cancelled in connection with the Tender Offer.
[2]	Includes 811 shares granted in connection with the Tender Offer.
[3]	Includes 1,216 shares granted in connection with the Option Exchange.